Income taxes (Details) - Significant components of deferred tax assets and liabilities and related valuation allowances - USD ($)	Sep. 30, 2014	Sep. 30, 2013
Significant components of deferred tax assets and liabilities and related valuation allowances [Abstract]
Net operating loss carry forward	$ 18,195,890	$ 17,058,461
Share-based compensation	2,447,295	2,318,717
R&D Tax Credit Carry forward	973,000	973,000
Other	148,395	173,010
TOTAL DEFERRED TAX ASSETS	21,764,580	20,523,188
Deferred Tax Liability	(535,724)	(532,412)
Valuation Allowance	$ (21,228,856)	$ (19,990,776)
Deferred Tax Assets & Liabilities, net